Other Income and Loss	12 Months Ended
Dec. 31, 2011
Other Income and Loss
Other Income and Loss

(7) Other Income and Loss

Impairment Loss

        During 2009, the Company recorded an impairment loss of approximately $3.5 million primarily relating to an impairment loss incurred of approximately $1.8 million for the write down to fair value of certain of the Company's liner accelerators and CT machines due to technological obsolescence. The adjustment to machine inventories was due to several considerations, including the planned use of RapidArc technology on 3-D digital machines for which this technology cannot be implemented on 2-D digital machines or analog machines. RapidArc radiotherapy technology is an effective cancer treatment representing an advanced new form of image-guided IMRT. This technology enables clinicians to program a linear accelerator to deliver precise forms of IMRT up to eight times faster than other IMRT systems. It does this by delivering the complete IMRT treatment to the patient in fewer rotations than traditional IMRT.

        Impairment loss of approximately $97.9 million was recognized in 2010 related to our write-off of our investment in a 50% interest in an international freestanding radiation center in Mohali, India of approximately $0.7 million, certain planned office closings in California and Michigan of approximately $3.5 million and goodwill impairment in certain of our reporting units, including California, Southwest U.S. (Arizona and Nevada) and the Florida east coast of approximately $93.7 million.

        During the third quarter of 2011, the Company completed an interim impairment test for goodwill and indefinite-lived intangible assets as a result of its review of growth expectations and the release of the final rule issued on the physician fee schedule for 2012 by CMS on November 1, 2011, which included certain rate reductions on Medicare payments to freestanding radiation oncology providers. In performing this test, the Company assessed the implied fair value of its goodwill and intangible assets. As a result, the Company incurred an impairment loss of approximately $237.6 million in 2011 primarily relating to goodwill and trade name impairment in certain of its reporting units, including North East United States (New York, Rhode Island, Massachusetts and southeast Michigan), California, Southwest U.S. (Arizona and Nevada) , the Florida east coast, Northwest Florida and Southwest Florida. This impairment loss was comprised of approximately $234.9 million relating to goodwill and intangible assets and an impairment loss incurred of approximately $2.7 million in 2011 related to our write-off of our 45% investment interest in a radio-surgery center in Rhode Island due to continued operating losses since its inception in 2008.

        During the fourth quarter of 2011, the Company decided to rebrand its current trade name of 21st Century Oncology. As a result of the rebranding initiative and concurrent with the Company's annual impairment test for goodwill and indefinite-lived intangible assets, the Company incurred an impairment loss of approximately $121.6 million. Approximately $49.8 million of the $121.6 million related to the trade name impairment as a result of the rebranding initiative. The remaining $71.8 million of impairment relating to goodwill in certain of the Company's reporting units, including North East United States, (New York, Rhode Island, Massachusetts and southeast Michigan), and California, Southwest U.S. (Arizona and Nevada). The remaining domestic U.S. trade name of approximately $4.6 million will be amortized over its remaining useful life through December 31, 2012. The Company incurred approximately $0.9 million in amortization expense during the fourth quarter. In addition, during the fourth quarter of 2011, an impairment loss of approximately $0.8 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized related to the impairment of certain leasehold improvements of a planned radiation treatment facility office closing in Baltimore, Maryland and $0.7 million impairment on certain deposits on equipment. The Company plans to complete the treatment of its current patients undergoing radiation treatment and close the radiation facility during the first quarter of 2012.

Loss on investments

        During the fourth quarter of 2011, the Company incurred a loss on a 50% investment in an unconsolidated joint venture in a freestanding radiation facility in West Palm Beach Florida. The Company plans on withdrawing from the joint venture during the first quarter of 2012. The Company incurred a loss on the investment of approximately $0.5 million.

        During the fourth quarter of 2011, the Company sold a 2% investment interest in a primary care physician practice for approximately $1.0 million. The Company recorded a gain on the sale of the investment of approximately $0.3 million.

Gain on fair value adjustment of previously held equity investment.

        As result of the acquisition of MDLLC, in which the Company acquired an effective ownership interest of approximately 91.0% on March 1, 2011, the Company recorded a gain of approximately $0.2 million to adjust its initial investment in the joint venture to fair value.

Early Extinguishment of Debt

        On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The Company incurred approximately $10.9 million in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.